Land Use Rights (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 16,502
2022	16,502
2023	16,502
2024	16,502
2025	16,502
Thereafter	637,212
Total amortization expense	$ 719,722	$ 774,374